NET TRADING INCOME - Schedule of Net Gains (Losses) Held For Trading (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	£ 141	£ 724	£ 120
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	(1,153)	3,554	3,509
Equity shares	17,096	2,729	14,559
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	16,084	7,007	18,188
Net expense arising on assets and liabilities designated at fair value through profit or loss	(65)	(117)	(214)
Securities and other gains	16,019	6,890	17,974
Fair value hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	177	547	143
Cash flow hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (69)	£ (2)	£ 134